Columbia Small Cap Growth Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 3.3%
Entertainment 2.5%
Cinemark Holdings, Inc.	243,765	8,231,944
IMAX Corp.(a)	1,656,669	46,138,232
Total		54,370,176
Media 0.8%
MNTN, Inc.(a)	659,455	16,638,049
Total Communication Services		71,008,225
Consumer Discretionary 10.5%
Broadline Retail 2.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	445,183	49,615,645
Hotels, Restaurants & Leisure 5.9%
Cava Group, Inc.(a)	233,862	19,005,965
Dutch Bros, Inc., Class A(a)	565,643	40,839,425
Kura Sushi USA, Inc., Class A(a)	247,293	16,336,175
Portillo’s, Inc., Class A(a)	1,005,944	12,071,328
Red Rock Resorts, Inc., Class A	142,175	6,834,352
Texas Roadhouse, Inc.	172,561	33,685,633
Total		128,772,878
Specialty Retail 2.3%
Academy Sports & Outdoors, Inc.	308,244	12,610,262
Boot Barn Holdings, Inc.(a)	231,189	37,061,909
Total		49,672,171
Total Consumer Discretionary		228,060,694
Consumer Staples 4.5%
Beverages 1.8%
Celsius Holdings, Inc.(a)	1,039,234	39,366,184
Consumer Staples Distribution & Retail 2.7%
Casey’s General Stores, Inc.	41,087	17,986,245
Sprouts Farmers Market, Inc.(a)	229,171	39,614,499
Total		57,600,744
Total Consumer Staples		96,966,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Antero Resources Corp.(a)	1,144,973	42,879,239
Hallador Energy Co.(a)	1,001,052	17,268,147
Uranium Energy Corp.(a)	1,844,080	10,935,394
Total		71,082,780
Total Energy		71,082,780
Financials 5.0%
Banks 0.7%
Axos Financial, Inc.(a)	241,325	16,781,740
Capital Markets 3.7%
Hamilton Lane, Inc., Class A	254,795	37,964,455
Moelis & Co., ADR, Class A	380,881	21,752,114
Perella Weinberg Partners	1,184,006	20,566,184
Total		80,282,753
Insurance 0.6%
Goosehead Insurance, Inc., Class A	118,087	12,784,099
Total Financials		109,848,592
Health Care 20.1%
Biotechnology 6.5%
Akero Therapeutics, Inc.(a)	151,428	7,518,400
Blueprint Medicines Corp.(a)	109,044	11,051,609
BridgeBio Pharma, Inc.(a)	294,855	10,098,784
Insmed, Inc.(a)	424,640	29,610,147
Janux Therapeutics, Inc.(a)	211,241	5,027,536
Merus NV(a)	181,335	10,167,454
Mirum Pharmaceuticals, Inc.(a)	137,880	6,130,145
MoonLake Immunotherapeutics(a)	170,045	6,633,455
Natera, Inc.(a)	236,827	37,354,723
Nuvalent, Inc., Class A(a)	225,662	16,836,642
Total		140,428,895
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	468,885	44,211,167
ICU Medical, Inc.(a)	328,235	44,265,772
Integer Holdings Corp.(a)	60,688	7,207,307
Total		95,684,246

Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.8%
Chemed Corp.	66,152	38,026,815
GeneDx Holdings Corp.(a)	185,100	13,182,822
Guardant Health, Inc.(a)	218,814	8,888,225
Hims & Hers Health, Inc., Class A(a)	206,305	11,668,611
Hinge Health, Inc., Class A(a)	51,699	2,007,989
RadNet, Inc.(a)	543,120	31,223,969
Total		104,998,431
Life Sciences Tools & Services 3.7%
Adaptive Biotechnologies Corp.(a)	1,995,269	18,994,961
Bio-Techne Corp.	510,829	24,724,124
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	11,083,334
DNA Script(a),(b),(c),(d)	11,675	965,064
Repligen Corp.(a)	203,063	23,975,648
Total		79,743,131
Pharmaceuticals 0.7%
Axsome Therapeutics, Inc.(a)	50,260	5,285,342
Corcept Therapeutics, Inc.(a)	118,354	9,179,536
Total		14,464,878
Total Health Care		435,319,581
Industrials 26.0%
Aerospace & Defense 7.0%
Aerovironment, Inc.(a)	284,301	50,614,107
Karman Holdings, Inc.(a)	573,512	24,580,724
Kratos Defense & Security Solutions, Inc.(a)	1,439,550	53,104,999
Rocket Lab Corp.(a)	886,669	23,753,863
Total		152,053,693
Building Products 3.9%
AAON, Inc.	664,348	63,970,069
Simpson Manufacturing Co., Inc.	138,579	21,576,750
Total		85,546,819
Commercial Services & Supplies 1.5%
VSE Corp.	245,749	31,969,488
Construction & Engineering 2.3%
MasTec, Inc.(a)	317,769	49,549,720
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.7%
Lyft, Inc., Class A(a)	887,187	13,520,730
Saia, Inc.(a)	127,813	33,795,035
XPO, Inc.(a)	94,279	10,731,779
Total		58,047,544
Machinery 3.6%
RBC Bearings, Inc.(a)	214,097	78,331,670
Marine Transportation 0.6%
Matson, Inc.	108,782	12,276,049
Passenger Airlines 1.1%
Sun Country Airlines Holdings, Inc.(a)	2,019,692	23,388,033
Trading Companies & Distributors 3.3%
FTAI Aviation Ltd.	113,004	13,238,419
SiteOne Landscape Supply, Inc.(a)	256,714	29,986,762
WESCO International, Inc.	173,254	29,087,614
Total		72,312,795
Total Industrials		563,475,811
Information Technology 19.4%
Communications Equipment 2.9%
InterDigital, Inc.	129,127	28,054,132
Lumentum Holdings, Inc.(a)	471,133	34,053,493
Total		62,107,625
Electronic Equipment, Instruments & Components 2.3%
Coherent Corp.(a)	376,992	28,511,905
Vontier Corp.	600,801	21,478,636
Total		49,990,541
Semiconductors & Semiconductor Equipment 6.2%
Astera Labs, Inc.(a)	666,975	60,507,972
Rigetti Computing, Inc.(a)	544,852	6,598,158
Semtech Corp.(a)	595,042	22,212,918
SiTime Corp.(a)	227,322	44,571,024
Total		133,890,072
Software 7.6%
ACI Worldwide, Inc.(a)	585,331	27,077,412
Alkami Technology, Inc.(a)	894,632	25,622,261
Clearwater Analytics Holdings, Inc., Class A(a)	350,429	8,094,910
CyberArk Software Ltd.(a)	69,076	26,440,911
Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
D-Wave Quantum, Inc.(a)	289,452	4,726,751
Klaviyo, Inc.(a)	432,512	14,705,408
Procore Technologies, Inc.(a)	157,849	10,602,717
Q2 Holdings, Inc.(a)	415,480	36,362,810
Unity Software, Inc.(a)	478,800	12,487,104
Total		166,120,284
Technology Hardware, Storage & Peripherals 0.4%
IonQ, Inc.(a)	229,727	9,267,187
Total Information Technology		421,375,709
Materials 4.0%
Construction Materials 1.2%
Knife River Corp.(a)	269,610	25,370,301
Metals & Mining 2.8%
Carpenter Technology Corp.	260,909	61,313,615
Total Materials		86,683,916
Real Estate 0.9%
Real Estate Management & Development 0.9%
Zillow Group, Inc., Class A(a)	309,241	20,462,477
Total Real Estate		20,462,477
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.5%
Independent Power and Renewable Electricity Producers 2.5%
Talen Energy Corp.(a)	224,247	54,705,056
Total Utilities		54,705,056
Total Common Stocks (Cost $1,846,043,014)		2,158,989,769

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(e),(f)	5,125,217	5,123,679
Total Money Market Funds (Cost $5,123,497)		5,123,679
Total Investments in Securities (Cost: $1,851,166,511)		2,164,113,448
Other Assets & Liabilities, Net		5,053,357
Net Assets		2,169,166,805
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $12,048,398, which represents 0.56% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $12,048,398, which represents 0.56% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	11,083,334
DNA Script	10/01/2021	11,675	10,180,303	965,064
			32,701,113	12,048,398

Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	19,518,889	853,346,883	(867,740,012)	(2,081)	5,123,679	3,278	1,208,611	5,125,217
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT226_08_R01_(07/25)